SHARE-BASED COMPENSATION PLANS - Summary of Company's Share-Based Compensation Liability Balance (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities balance	$ 1,076	$ 2,423
Deferred Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities balance	543	1,212
Restricted Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities balance	321	754
Performance Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities balance	$ 212	$ 457